Medical Expenses Payable - Shortduration Insurance Contracts Claims Development (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Short-duration Insurance Contracts, Incurred Claims and Allocated Claim Adjustment Expense, Net	$ 768,712
Short-duration Insurance Contracts, Cumulative Paid Claims And Allocated Claim Adjustment Expense, Net	686,662
Short-duration Insurance Contracts, Accident Year 2018 [Member]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Short-duration Insurance Contracts, Incurred Claims and Allocated Claim Adjustment Expense, Net	230,778	$ 232,211	$ 240,940
Short-duration Insurance Contracts, Cumulative Paid Claims And Allocated Claim Adjustment Expense, Net	228,867	227,398	$ 190,482
Short-duration Insurance Contracts, Accident Year 2018 [Member] | Cumulative Number of Paid Claims [Member]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Short-duration Insurance Contracts, Cumulative Paid Claims And Allocated Claim Adjustment Expense, Net	463,042
Short-Duration Insurance Contract, Accident Year 2019 [Member]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Short-duration Insurance Contracts, Incurred Claims and Allocated Claim Adjustment Expense, Net	256,810	274,871
Short-duration Insurance Contracts, Cumulative Paid Claims And Allocated Claim Adjustment Expense, Net	251,507	$ 196,086
Short-Duration Insurance Contract, Accident Year 2019 [Member] | Cumulative Number of Paid Claims [Member]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Short-duration Insurance Contracts, Cumulative Paid Claims And Allocated Claim Adjustment Expense, Net	409,194
Short-Duration Insurance Contract, Accident Year 2020 [Member]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Short-duration Insurance Contracts, Incurred Claims and Allocated Claim Adjustment Expense, Net	281,124
Short-duration Insurance Contracts, Cumulative Paid Claims And Allocated Claim Adjustment Expense, Net	206,288
Short-Duration Insurance Contract, Accident Year 2020 [Member] | Cumulative Number of Paid Claims [Member]
Short-duration Insurance Contracts, Liability for Unpaid Claims and Allocated Claim Adjustment Expense, Net [Abstract]
Short-duration Insurance Contracts, Cumulative Paid Claims And Allocated Claim Adjustment Expense, Net	$ 285,918